Pensions and other post-retirement benefits - Analysis of the amounts charged to profit (loss), recognized in other comprehensive income, and movement in obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of the amount charged to profit or loss
Current service cost	$ 268	$ 372	$ 536
Past service cost	7	1	(327)
Settlement	3	(12)	(5)
Operating charge relating to defined benefit plans	278	361	204
Post-employment benefit expense, defined contribution plans	333	284	255
Employee Benefit, Expense	611	645	459
Interest income on plan assets	(1,667)	(961)	(904)
Interest cost	1,426	892	902
Other finance (income) expense	(241)	(69)	(2)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(522)	(15,194)	3,226
Change in financial assumptions underlying the present value of the plan liabilities	(1,153)	15,850	1,007
Change in demographic assumptions underlying the present value of the plan liabilities	(227)	18	11
Experience gains and losses arising on the plan liabilities	(360)	(334)	172
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,262)	340	4,416
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	278	361	204
Interest Expense, Net Defined Benefit Liability	1,426	892	902
Interest income on plan assets	(1,667)	(961)	(904)
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,262)	340	4,416
Plan assets, at fair value, beginning of period	33,527	53,966
Plan assets, at fair value, end of period	34,816	33,527	53,966
Surplus (deficit) at 31 December	2,492	4,025
Surplus (deficit) in plan, asset recognized	7,948	9,269
Surplus (deficit) in plan, liability recognized	(5,456)	(5,244)
Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	42	74	274
Surplus (deficit) at 31 December	7,897	9,220
Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	5,405	5,195
Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	278	361
Interest cost	1,426	892
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	1,740	(15,534)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(29,502)	(49,867)
Exchange adjustments (liabilities) assets	1,301	(3,735)
Operating charge relating to defined benefit plans	278	361
Interest Expense, Net Defined Benefit Liability	1,426	892
Contributions by plan participants (liabilities) assets	13	15
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(14)	12
Disposals of (benefit obligations) and fair value of plan asset		76
Remeasurements recognized in other comprehensive income (liabilities) assets	1,740	(15,534)
Net defined benefit liability (asset), end of period	(32,324)	(29,502)	(49,867)
Net defined benefit liability (asset)	32,324	29,502	49,867
Settlement payments in respect of net defined benefit liabilities (assets)	1,858	2,217
Payments in respect of settlements, net defined benefit liability (asset)	10	8
Expenses incurred for administration of the benefits	54	51
Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(24,307)
Benefit payments (liabilities) assets	1,493	1,732
Net defined benefit liability (asset), end of period	(26,919)	(24,307)
Net defined benefit liability (asset)	26,919	24,307
Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,195)
Benefit payments (liabilities) assets	429	544
Net defined benefit liability (asset), end of period	(5,405)	(5,195)
Net defined benefit liability (asset)	5,405	5,195
Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(1,667)	(961)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(522)	(15,194)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	1,582	(4,466)
Interest income on plan assets	(1,667)	(961)
Contributions by plan participants (liabilities) assets	13	15
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		11
Disposals of (benefit obligations) and fair value of plan asset		86
Remeasurements recognized in other comprehensive income (liabilities) assets	(522)	(15,194)
Plan assets, at fair value, beginning of period	33,527	(53,966)
Plan assets, at fair value, end of period	34,816	33,527	(53,966)
Surplus (deficit) at 31 December	2,492	4,025
Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	42	74
Benefit payments (liabilities) assets	(1,493)	(1,732)
United Kingdom
Analysis of the amount charged to profit or loss
Current service cost	44	41	154
Past service cost	4	23	(302)
Settlement	0	(8)	0
Operating charge relating to defined benefit plans	48	56	(148)
Post-employment benefit expense, defined contribution plans	132	110	76
Employee Benefit, Expense	180	166	(72)
Interest income on plan assets	(1,259)	(694)	(684)
Interest cost	869	529	559
Other finance (income) expense	(390)	(165)	(125)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(677)	(12,955)	2,440
Change in financial assumptions underlying the present value of the plan liabilities	(649)	11,531	(100)
Change in demographic assumptions underlying the present value of the plan liabilities	(230)	47	66
Experience gains and losses arising on the plan liabilities	(320)	(146)	7
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,876)	(1,523)	2,413
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	48	56	(148)
Interest Expense, Net Defined Benefit Liability	869	529	559
Interest income on plan assets	(1,259)	(694)	(684)
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,876)	(1,523)	2,413
Plan assets, at fair value, beginning of period	25,047	42,844
Plan assets, at fair value, end of period	26,046	25,047	42,844
Surplus (deficit) at 31 December	6,467	7,567
Surplus (deficit) in plan, asset recognized	6,631	7,716
Surplus (deficit) in plan, liability recognized	(164)	(149)
United Kingdom | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	6,631	7,716
United Kingdom | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	164	149
United Kingdom | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	48	56
Interest cost	869	529
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	1,199	(11,432)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(17,480)	(32,834)
Exchange adjustments (liabilities) assets	1,056	(3,224)
Operating charge relating to defined benefit plans	48	56
Interest Expense, Net Defined Benefit Liability	869	529
Contributions by plan participants (liabilities) assets	6	9
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0	0
Disposals of (benefit obligations) and fair value of plan asset		74
Remeasurements recognized in other comprehensive income (liabilities) assets	1,199	(11,432)
Net defined benefit liability (asset), end of period	(19,579)	(17,480)	(32,834)
Net defined benefit liability (asset)	19,579	17,480	32,834
United Kingdom | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(17,331)
Benefit payments (liabilities) assets	1,071	1,211
Net defined benefit liability (asset), end of period	(19,415)	(17,331)
Net defined benefit liability (asset)	19,415	17,331
United Kingdom | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(149)
Benefit payments (liabilities) assets	8	7
Net defined benefit liability (asset), end of period	(164)	(149)
Net defined benefit liability (asset)	164	149
United Kingdom | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(1,259)	(694)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(677)	(12,955)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	1,462	(4,258)
Interest income on plan assets	(1,259)	(694)
Contributions by plan participants (liabilities) assets	6	9
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset		86
Remeasurements recognized in other comprehensive income (liabilities) assets	(677)	(12,955)
Plan assets, at fair value, beginning of period	25,047	(42,844)
Plan assets, at fair value, end of period	26,046	25,047	(42,844)
Surplus (deficit) at 31 December	6,467	7,567
United Kingdom | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	20	10
Benefit payments (liabilities) assets	(1,071)	(1,211)
US
Analysis of the amount charged to profit or loss
Current service cost	156	219	246
Past service cost	0	0	0
Settlement	0	0	0
Operating charge relating to defined benefit plans	156	219	246
Post-employment benefit expense, defined contribution plans	158	132	136
Employee Benefit, Expense	314	351	382
Interest income on plan assets	(274)	(189)	(150)
Interest cost	297	217	209
Other finance (income) expense	23	28	59
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	45	(1,581)	749
Change in financial assumptions underlying the present value of the plan liabilities	28	2,195	777
Change in demographic assumptions underlying the present value of the plan liabilities	(5)	0	(41)
Experience gains and losses arising on the plan liabilities	45	(15)	173
Remeasurements recognized in other comprehensive income (liabilities) assets	113	599	1,658
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	156	219	246
Interest Expense, Net Defined Benefit Liability	297	217	209
Interest income on plan assets	(274)	(189)	(150)
Remeasurements recognized in other comprehensive income (liabilities) assets	113	599	1,658
Plan assets, at fair value, beginning of period	5,417	7,173
Plan assets, at fair value, end of period	5,474	5,417	7,173
Surplus (deficit) at 31 December	(363)	(463)
Surplus (deficit) in plan, asset recognized	1,133	1,227
Surplus (deficit) in plan, liability recognized	(1,496)	(1,690)
US | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	1,133	1,227
US | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	1,496	1,690
US | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	156	219
Interest cost	297	217
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(68)	(2,180)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,880)	(8,273)
Exchange adjustments (liabilities) assets	0	0
Operating charge relating to defined benefit plans	156	219
Interest Expense, Net Defined Benefit Liability	297	217
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0	0
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	(68)	(2,180)
Net defined benefit liability (asset), end of period	(5,837)	(5,880)	(8,273)
Net defined benefit liability (asset)	5,837	5,880	8,273
US | Accrued benefit obligation | Pension plans defined benefit
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,411)
Net defined benefit liability (asset), end of period	(4,527)	(4,411)
Net defined benefit liability (asset)	4,527	4,411
US | Accrued benefit obligation | Postemployment retirement benefits
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,469)
Net defined benefit liability (asset), end of period	(1,310)	(1,469)
Net defined benefit liability (asset)	1,310	1,469
US | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,190)
Benefit payments (liabilities) assets	262	364
Net defined benefit liability (asset), end of period	(4,341)	(4,190)
Net defined benefit liability (asset)	4,341	4,190
US | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,690)
Benefit payments (liabilities) assets	166	285
Net defined benefit liability (asset), end of period	(1,496)	(1,690)
Net defined benefit liability (asset)	1,496	1,690
US | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(274)	(189)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	45	(1,581)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	0	0
Interest income on plan assets	(274)	(189)
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	45	(1,581)
Plan assets, at fair value, beginning of period	5,417	(7,173)
Plan assets, at fair value, end of period	5,474	5,417	(7,173)
Surplus (deficit) at 31 December	(363)	(463)
US | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	0	0
Benefit payments (liabilities) assets	(262)	(364)
Eurozone
Analysis of the amount charged to profit or loss
Current service cost	47	87	105
Past service cost	5	(1)	(27)
Settlement	0	0	(4)
Operating charge relating to defined benefit plans	52	86	74
Post-employment benefit expense, defined contribution plans	7	6	7
Employee Benefit, Expense	59	92	81
Interest income on plan assets	(78)	(34)	(30)
Interest cost	194	85	78
Other finance (income) expense	116	51	48
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	82	(507)	12
Change in financial assumptions underlying the present value of the plan liabilities	(508)	1,903	233
Change in demographic assumptions underlying the present value of the plan liabilities	8	(14)	(15)
Experience gains and losses arising on the plan liabilities	(84)	(159)	(11)
Remeasurements recognized in other comprehensive income (liabilities) assets	(502)	1,223	219
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	52	86	74
Interest Expense, Net Defined Benefit Liability	194	85	78
Interest income on plan assets	(78)	(34)	(30)
Remeasurements recognized in other comprehensive income (liabilities) assets	(502)	1,223	219
Plan assets, at fair value, beginning of period	1,877	2,537
Plan assets, at fair value, end of period	2,052	1,877	2,537
Surplus (deficit) at 31 December	(3,485)	(2,922)
Surplus (deficit) in plan, asset recognized	120	256
Surplus (deficit) in plan, liability recognized	(3,605)	(3,178)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost and losses (gains) arising from settlements			(18)
Eurozone | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	104	238
Eurozone | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	3,589	3,160
Eurozone | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	52	86
Interest cost	194	85
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	584	(1,730)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,799)	(7,108)
Exchange adjustments (liabilities) assets	215	(443)
Operating charge relating to defined benefit plans	52	86
Interest Expense, Net Defined Benefit Liability	194	85
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0	0
Disposals of (benefit obligations) and fair value of plan asset		2
Remeasurements recognized in other comprehensive income (liabilities) assets	584	(1,730)
Net defined benefit liability (asset), end of period	(5,537)	(4,799)	(7,108)
Net defined benefit liability (asset)	5,537	4,799	7,108
Eurozone | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,639)
Benefit payments (liabilities) assets	79	78
Net defined benefit liability (asset), end of period	(1,948)	(1,639)
Net defined benefit liability (asset)	1,948	1,639
Eurozone | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(3,160)
Benefit payments (liabilities) assets	230	229
Net defined benefit liability (asset), end of period	(3,589)	(3,160)
Net defined benefit liability (asset)	3,589	3,160
Eurozone | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(78)	(34)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	82	(507)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	81	(156)
Interest income on plan assets	(78)	(34)
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	82	(507)
Plan assets, at fair value, beginning of period	1,877	(2,537)
Plan assets, at fair value, end of period	2,052	1,877	(2,537)
Surplus (deficit) at 31 December	(3,485)	(2,922)
Eurozone | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	11	45
Benefit payments (liabilities) assets	(79)	(78)
Other
Analysis of the amount charged to profit or loss
Current service cost	21	25	31
Past service cost	(2)	(21)	2
Settlement	3	(4)	(1)
Operating charge relating to defined benefit plans	22	0	32
Post-employment benefit expense, defined contribution plans	36	36	36
Employee Benefit, Expense	58	36	68
Interest income on plan assets	(56)	(44)	(40)
Interest cost	66	61	56
Other finance (income) expense	10	17	16
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	28	(151)	25
Change in financial assumptions underlying the present value of the plan liabilities	(24)	221	97
Change in demographic assumptions underlying the present value of the plan liabilities	0	(15)	1
Experience gains and losses arising on the plan liabilities	(1)	(14)	3
Remeasurements recognized in other comprehensive income (liabilities) assets	3	41	126
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	22	0	32
Interest Expense, Net Defined Benefit Liability	66	61	56
Interest income on plan assets	(56)	(44)	(40)
Remeasurements recognized in other comprehensive income (liabilities) assets	3	41	126
Plan assets, at fair value, beginning of period	1,186	1,412
Plan assets, at fair value, end of period	1,244	1,186	1,412
Surplus (deficit) at 31 December	(127)	(157)
Surplus (deficit) in plan, asset recognized	64	70
Surplus (deficit) in plan, liability recognized	(191)	(227)
Other | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	29	39
Other | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	156	196
Other | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	22	0
Interest cost	66	61
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	25	(192)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,343)	(1,652)
Exchange adjustments (liabilities) assets	30	(68)
Operating charge relating to defined benefit plans	22	0
Interest Expense, Net Defined Benefit Liability	66	61
Contributions by plan participants (liabilities) assets	5	4
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	(14)	12
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	25	(192)
Net defined benefit liability (asset), end of period	(1,371)	(1,343)	(1,652)
Net defined benefit liability (asset)	1,371	1,343	1,652
Other | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,147)
Benefit payments (liabilities) assets	81	79
Net defined benefit liability (asset), end of period	(1,215)	(1,147)
Net defined benefit liability (asset)	1,215	1,147
Other | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(196)
Benefit payments (liabilities) assets	25	23
Net defined benefit liability (asset), end of period	(156)	(196)
Net defined benefit liability (asset)	156	196
Other | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(56)	(44)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	28	(151)
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	39	(52)
Interest income on plan assets	(56)	(44)
Contributions by plan participants (liabilities) assets	5	4
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		11
Disposals of (benefit obligations) and fair value of plan asset		0
Remeasurements recognized in other comprehensive income (liabilities) assets	28	(151)
Plan assets, at fair value, beginning of period	1,186	(1,412)
Plan assets, at fair value, end of period	1,244	1,186	$ (1,412)
Surplus (deficit) at 31 December	(127)	(157)
Other | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	11	19
Benefit payments (liabilities) assets	(81)	(79)
Rest of world reported through UK [Member]
Analysis of the amount charged to profit or loss
Current service cost	10	11
Movements in benefit obligation and fair value of plan assets during the year
Expenses incurred for administration of the benefits	34	30
FRANCE
Analysis of the amount charged to profit or loss
Past service cost	5
Germany | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,992)
Net defined benefit liability (asset), end of period	(3,393)	(2,992)
Net defined benefit liability (asset)	$ 3,393	$ 2,992